Redeemable convertible preferred stock (Details) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2019
Redeemable convertible preferred stock (Details) [Line Items]
Dividend rate		8.00%
Percentage of other transfer		50.00%
Series U Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Shares issued	66,140.48
Purchase consideration	$ 69,339,742
Series U Preferred Stock [Member] | Business combination [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Acquired percentage	100.00%
Series C Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Warrants shares			2,280
Purchase shares			2,280
Series D Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Exercise price			$ 10